Non-Controlling Interest	12 Months Ended
Jun. 30, 2024
Non-controlling Interest
Non-Controlling Interest

Note 16. Non-Controlling Interest

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Issued capital	7,357,911	7,357,911	7,357,911
Reserves	693,023	685,141	392,832
Accumulated losses	(362,449)	(256,268)	(169,118)

Non-controlling interest	7,688,485	7,786,784	7,581,625

As of the 30 June 2024 the non-controlling interest is 15% equity holding in AKCM Pty Ltd (2023: 15%).

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024